SIGNIFICANT ACCOUNTING POLICIES - Common Stock (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20